Document And Entity Information	Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	IGC PHARMA, INC.
Trading Symbol	IGC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001326205
Document Period End Date	Jun. 30, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32830
Entity Tax Identification Number	20-2760393
Entity Address, Address Line One	10024 Falls Road
Entity Address, City or Town	Potomac
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20859
City Area Code	(301)
Local Phone Number	983-0998
Entity Information, Former Legal or Registered Name	India Globalization Capital, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value
Security Exchange Name	NYSEAMER